Performance Management - Angel Oak Total Return ETF	Apr. 18, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
Performance information for the Fund is not included because the Fund has not completed at least one calendar year of performance prior to the date of this Prospectus. Performance information will be available once the Fund has at least one calendar year of performance. Updated performance information (when available) is available online at www.angeloakcapital.com.

Performance One Year or Less [Text]	Performance information for the Fund is not included because the Fund has not completed at least one calendar year of performance prior to the date of this Prospectus.
Performance Availability Website Address [Text]	www.angeloakcapital.com